Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to non-PEO Named Executive Officers(3)	Alliant Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Alliant Net Income (5) (Millions)	Alliant Adjusted EPS (6)
2022	$7,286,977	$5,361,068	$1,558,260	$1,132,675	$110.24	$117.09	$686	$2.80
2021	$10,449,260	$10,185,275	$1,630,049	$2,208,076	$119.13	$115.76	$674	$2.65
2020	$11,020,134	$5,985,432	$1,639,294	$1,643,446	$97.08	$98.84	$624	$2.44

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	Reflects Summary Compensation Table Total compensation for Mr. Larsen, our PEO, as reported in the 2022, 2021 and 2020 proxy statements.Reflects Summary Compensation Table Total compensation for the following non-PEO Named Executive Officers (NEOs) reported in the proxy statements in each of the listed years:

Name	2022	2021	2020
Robert J. Durian	X	X	X
James H. Gallegos	X	X	X
David A. de Leon	X	X	X
Terry L. Kouba	X	X	X
Michael S. Luhrs	X	N/A	N/A

Peer Group Issuers, Footnote [Text Block]	Reflects the Company’s TSR and Peer Group TSR based on the EEI Stock Index. The EEI Stock Index is used to evaluate the Company’s TSR against peers as disclosed in the Compensation Discussion and Analysis and is also set forth in the stock performance graph included in the Company’s annual report for the year ended December 31, 2022. The amounts reported assume $100 was invested, as applicable, in each of the Company and the EEI Stock Index for the period starting December 31, 2019 through the end of the listed year.
PEO Total Compensation Amount	$ 7,286,977	$ 10,449,260	$ 11,020,134
PEO Actually Paid Compensation Amount	$ 5,361,068	10,185,275	5,985,432
Adjustment To PEO Compensation, Footnote [Text Block]	The following adjustments were made to Total compensation reported in the Summary Compensation Table (SCT) for each year below to arrive at compensation actually paid to the PEO and the non-PEO NEOs, computed in accordance SEC rules. Amounts below are based on average amounts for the non-PEO NEOs in the year indicated below.

	2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)
SCT Total	$7,286,977	$1,558,260	$10,449,260	$1,630,049	$11,020,134	$1,639,294
Less SCT Grant Date Fair Value of Equity Awards	($4,193,783)	($674,617)	($3,776,810)	($616,967)	($3,502,151)	($620,761)
Less SCT Change in Pension Value	($3,707)	($459)	($3,746,424)	($22,700)	($5,010,781)	($95,510)
Plus Pension Plan Service Cost During Applicable Year	$34,286	$5,020	$31,370	$7,437	$57,760	$3,328
+/- Change in Fair Value as of Year-End for Equity Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested at Year-End	($1,452,296)	($205,119)	$2,051,772	$413,666	$113,144	$54,895
+/- Change in Fair Value as of Vest Date for Equity Awards Granted in Any Prior Year That Vest During Applicable Year (Compared to Fair Value as of Prior Year-End)	($455,355)	($82,129)	($91,169)	($63,852)	$78,487	$89,883
+ Fair Value as of Year-End for Equity Awards Granted and that Remain Outstanding and Unvested at Year-End	$4,144,946	$531,719	$5,267,276	$860,443	$3,228,839	$572,317
Compensation Actually Paid	$5,361,068	$1,132,675	$10,185,275	$2,208,076	$5,985,432	$1,643,446

Non-PEO NEO Average Total Compensation Amount	$ 1,558,260	1,630,049	1,639,294
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,132,675	2,208,076	1,643,446
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following adjustments were made to Total compensation reported in the Summary Compensation Table (SCT) for each year below to arrive at compensation actually paid to the PEO and the non-PEO NEOs, computed in accordance SEC rules. Amounts below are based on average amounts for the non-PEO NEOs in the year indicated below.

	2022		2021		2020
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)
SCT Total	$7,286,977	$1,558,260	$10,449,260	$1,630,049	$11,020,134	$1,639,294
Less SCT Grant Date Fair Value of Equity Awards	($4,193,783)	($674,617)	($3,776,810)	($616,967)	($3,502,151)	($620,761)
Less SCT Change in Pension Value	($3,707)	($459)	($3,746,424)	($22,700)	($5,010,781)	($95,510)
Plus Pension Plan Service Cost During Applicable Year	$34,286	$5,020	$31,370	$7,437	$57,760	$3,328
+/- Change in Fair Value as of Year-End for Equity Awards Granted in Prior Fiscal Years that Remain Outstanding and Unvested at Year-End	($1,452,296)	($205,119)	$2,051,772	$413,666	$113,144	$54,895
+/- Change in Fair Value as of Vest Date for Equity Awards Granted in Any Prior Year That Vest During Applicable Year (Compared to Fair Value as of Prior Year-End)	($455,355)	($82,129)	($91,169)	($63,852)	$78,487	$89,883
+ Fair Value as of Year-End for Equity Awards Granted and that Remain Outstanding and Unvested at Year-End	$4,144,946	$531,719	$5,267,276	$860,443	$3,228,839	$572,317
Compensation Actually Paid	$5,361,068	$1,132,675	$10,185,275	$2,208,076	$5,985,432	$1,643,446

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The most important financial performance metrics used by the Compensation and Personnel Committee for linking compensation actually paid to our PEO and our other NEOs to Company performance for 2022 are set forth below.

Financial Metric
Total Shareholder Return (TSR)
Net Income
Earnings Per Share (EPS)

Total Shareholder Return Amount	$ 110.24	119.13	97.08
Peer Group Total Shareholder Return Amount	117.09	115.76	98.84
Net Income (Loss)	$ 686,000,000	$ 674,000,000	$ 624,000,000
Company Selected Measure Amount	2.80	2.65	2.44
PEO Name	Mr. Larsen	Mr. Larsen	Mr. Larsen
Additional 402(v) Disclosure [Text Block]	We believe our compensation philosophy and approach creates a strong link between executive compensation and Company performance. As described more fully in our Compensation Discussion and Analysis, our executive compensation program is guided by our purpose and values and is designed to promote our strategy. In accordance with SEC rules, the table below shows (i) the compensation reported in the Summary Compensation Table and the Compensation Actually Paid (calculated in accordance with SEC rules) for the Principal Executive Officer (PEO) for each year below and (ii) the average compensation reported in the Summary Compensation table for the non-PEO Named Executive Officers and the average Compensation Actually Paid (calculated in accordance with SEC rules) for the non-PEO Named Executive Officers for each year below. It also includes the total shareholder return (TSR) for Alliant Energy and our defined peer group, our net income and adjusted EPS for each year.The Company’s Net Income as reported in its GAAP audited financial statements for the listed year.The Company’s Adjusted EPS as reported for the listed year in its proxy statements. Adjustments to GAAP EPS are shown in the Compensation Discussion and Analysis.Our compensation programs are designed to link executive pay to the financial performance of the Company. As shown below, our executive compensation has a strong link to TSR, Net Income and EPS performance. This strong link is created by our long-term incentive compensation being heavily weighted to TSR and Net Income and our annual incentive compensation being heavily weighted to EPS. Our incentive compensation plan design is discussed further in the Compensation Discussion and Analysis. The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share (EPS)
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,193,783)	$ (3,776,810)	$ (3,502,151)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,707)	(3,746,424)	(5,010,781)
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,286	31,370	57,760
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,452,296)	2,051,772	113,144
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(455,355)	(91,169)	78,487
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	4,144,946	5,267,276	3,228,839
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(674,617)	(616,967)	(620,761)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(459)	(22,700)	(95,510)
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,020	7,437	3,328
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(205,119)	413,666	54,895
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(82,129)	(63,852)	89,883
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 531,719	$ 860,443	$ 572,317